UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2009
                                               ----------

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Barrington Strategic Wealth Management Group, LLC
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Address: 190 South LaSalle St. STE 2160
         -------------------------------------------------
         Chicago, IL 60603
         -------------------------------------------------

Form 13F File Number: 28-
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Emily Rodgers
         -------------------------------------------------

Title:   Director
         -------------------------------------------------

Phone:   312-870-1900
         -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Emily Rodgers                      Chicago, IL                02/11/2010
-----------------------------   ----------------------------   -----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0
                                         ---------------
Form 13F Information Table Entry Total:  61
                                         ---------------
Form 13F Information Table Value Total:  $81,492
                                         ---------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

Barrington Strategic Wealth Management Group L.L.C.
12/31/2009
13F Report

                             13F INFORMATION TABLE

                                                          VALUE                   INVESTMENT     VOTING AUTHORITY
ISSUER                         TITLE OF CLASS  CUSIP     (x1000)       SHARES     DISCRETION   Sole    Shared   None
----------------------------------------------------------------------------------------------------------------------
A T & T Inc new                COMMON STOCK   001957109   1368          48812        Sole      47,562            1250
Abbott Labs                    COMMON STOCK   002824100    369           6829        Sole       6,829
Allergan Inc                   COMMON STOCK   018490102    927          14710        Sole      14,235             475
Apache Corp                    COMMON STOCK   037411105   2364          22911        Sole      22,386             525
Apollo Investment Corporation  COMMON STOCK   03761u106   1859         194890        Sole     190,715            4175
Archer Daniels Midland         COMMON STOCK   039483102   1404          44830        Sole      43,805            1025
Barrick Gold Corp              COMMON STOCK   067901108   3065          77821        Sole      74,946            2875
BP Amoco PLC Spons ADR         COMMON STOCK   055622104   2259          38969        Sole      37,794            1175
Chevron Corp                   COMMON STOCK   166764100    710           9220        Sole       9,220
Cimarex Energy Co              COMMON STOCK   171798101   1513          28560        Sole      27,960             600
Covidien Ltd                   COMMON STOCK   G2554F105    829          17307        Sole      16,780             527
CVS/Caremark Corp              COMMON STOCK   126650100    202           6279        Sole       6,129             150
Diageo PLC New Spons ADR       COMMON STOCK   25243q205   1952          28128        Sole      27,478             650
Disney                         COMMON STOCK   254687106   1284          39823        Sole      38,523            1300
Dun & Bradstreet               COMMON STOCK   26483E100    422           5000        Sole       4,835             165
Eog Resources Inc              COMMON STOCK   26875p101   1397          14360        Sole      14,000             360
Equity Residential             COMMON STOCK   29476L107    241           7145        Sole       7,045             100
Exxon Mobil Corp               COMMON STOCK   30231G102   1478          21682        Sole      20,867             815
FPL Group                      COMMON STOCK   302571104   1667          31551        Sole      30,851             700
Fushi Copperweld, Inc.         COMMON STOCK   36113E107    672          66380        Sole      64,455            1925
General Electric Co            COMMON STOCK   369604103    687          45378        Sole      44,628             750
Goldcorp Inc.                  COMMON STOCK   380956409   1621          41200        Sole      39,750            1450
Google Inc CL A                COMMON STOCK   38259P508   1185           1912        Sole       1,852              60
HSBC Holdings PLC Spon ADR New COMMON STOCK   404280406    629          11018        Sole      10,787             231
Humana Inc                     COMMON STOCK   444859102    712          16225        Sole      16,050             175
International Business Machine COMMON STOCK   459200101   1054           8051        Sole       7,976              75
Invesco Limited                COMMON STOCK   G491BT108    222           9468        Sole       9,468
IShares Barclays 1-3 Yr Treas  COMMON STOCK   464287457   3791          45692        Sole      42,777            2915
IShares Barclays 7-10 Yr Treas COMMON STOCK   464287440    300           3390        Sole       2,950             440
IShares Barclays Aggregate Bon COMMON STOCK   464287226    639           6190        Sole       6,190
IShares Barclays Tips Bond Ind COMMON STOCK   464287176   1673          16100        Sole      15,460             640
IShares MSCI EAFE Index Fd     COMMON STOCK   464287465    718          12995        Sole      12,795             200
IShares Tr MSCI Emerging Mkts  COMMON STOCK   464287234   6969         167925        Sole     164,400            3525
J P Morgan Chase & Co          COMMON STOCK   46625H100   1225          29399        Sole      28,689             710
Janus Cap Group Inc            COMMON STOCK   47102x105    202          15030        Sole      14,880             150
Johnson & Johnson              COMMON STOCK   478160104   1625          25233        Sole      24,433             800
Layne Christensen Company      COMMON STOCK   521050104    776          27035        Sole      25,975            1060
MasterCard Inc                 COMMON STOCK   57636Q104    673           2630        Sole       2,575              55
McDonalds Corp                 COMMON STOCK   580135101   1939          31052        Sole      30,327             725
Molex Incorporated             COMMON STOCK   608554101   1237          57410        Sole      55,410            2000
National Fuel Gas              COMMON STOCK   636180101    293           5860        Sole       5,460             400
Novartis AG ADS                COMMON STOCK   66987v109   1411          25930        Sole      24,985             945
PepsiCo Inc                    COMMON STOCK   713448108    846          13909        Sole      13,734             175
Powershares DB Agriculture Fun COMMON STOCK   73936B408   1175          44457        Sole      42,942            1515
Procter & Gamble Co            COMMON STOCK   742718109    583           9610        Sole       9,560              50
Rayonier Inc                   COMMON STOCK   754907103    267           6335        Sole       6,335
Research In Motion Ltd COM     COMMON STOCK   760975102    780          11550        Sole      11,000             550
Rockwell Collins               COMMON STOCK   774341101   1181          21333        Sole      20,683             650
S & P Depository Receipts SPDR COMMON STOCK   78462F103    476           4275        Sole       4,275
Short S&P 500 Proshares ETF    COMMON STOCK   74347R503   4027          76615        Sole      74,340            2275
SPDR Gold Trust                COMMON STOCK   78463V107   7664          71416        Sole      69,306            2110
St Joe Company                 COMMON STOCK   790148100   1054          36484        Sole      35,674             810
Sunpower Corp Cl A             COMMON STOCK   867652109    526          22200        Sole      21,325             875
Templeton Global Income Fund   COMMON STOCK   880198106    171          18022        Sole      18,022
Terex Corp New                 COMMON STOCK   880779103   1554          78445        Sole      75,470            2975
Teva Pharmaceutical            COMMON STOCK   881624209    980          17447        Sole      16,847             600
Tyco Electronics Ltd           COMMON STOCK   H8912P106    675          27482        Sole      26,687             795
Vodafone Group PLC             COMMON STOCK   92857w209   1014          43919        Sole      42,619            1300
Walgreen Company               COMMON STOCK   931422109    872          23737        Sole      23,212             525
Wal-Mart Stores                COMMON STOCK   931142103   1317          24638        Sole      23,488            1150
WisdomTree China Yuan Fd       COMMON STOCK   97717W182    767          30415        Sole      29,875             540